UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street,  Omaha, Nebraska    68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

2/28

Date of reporting period:  2/28/13

Item 1.  Reports to Stockholders.

WOA All Asset I

Class I shares: WOAIX

Annual Report

February 28, 2013

1-855-754-7935

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholders:

The Water Oak Advisors All Asset I (WOAIX) strategy represents an alternative approach to traditional portfolio management.  The strategy’s dynamic approach to risk management balances the allocation of risk across four major asset classes (also known as risk budgeting), including: commodities, real estate (REIT’s), high-yield debt and global equities.

The strategy focuses on four broad portfolio management themes; efficient portfolio construction, robust diversification, risk management and cost control.  To construct the portfolio, the strategy utilizes asset classes that are highly liquid, provide a positive expected return and have historically exhibited lower correlations to equities than traditional approaches to asset allocation.  For risk management, we consider assets that assist us in capturing the desired volatility over a market cycle.  Last, we focus on cost-effective implementation to reduce or eliminate any unnecessary friction in the portfolio management process.

Alternative asset classes such as commodities and REIT’s are highly volatile to own as long-only holdings in an investment portfolio.  The traditional risk-balanced or equal risk approach relies on levering up (increasing the risk) low risk asset classes (traditionally fixed income) to reach a balance of risk between low risk and high risk asset classes.  We believe this approach puts too much of an emphasis on traditional bonds to deliver a balanced return stream.  The All Asset strategy takes a top down approach to risk management by reducing the risk of high volatility asset classes through a variety of liquid instruments, including inverse ETF’s and cash.

WOA does not attempt to predict future market outcomes with the All Asset Fund.  It is the fund’s goal to diversify the risk allocation of the strategy across four broad asset classes (Commodities, REIT’s, Equities and High Yield Debt).  Risk budgeting is done at the silo level (i.e. Commodities silo or REIT’s silo), as well as at the portfolio level.

No changes to the target risk level will take place in the near future as we feel the fund has performed in line with what we expect given the alternative asset classes used, along with the target volatility we run the strategy at.  We plan on maintaining the current target volatility (standard deviation) going into the first quarter of 2013.

Throughout 2012, investors did not have to look hard for reasons to avoid the financial markets. The year opened with concern about the weak US recovery, the debt crisis in Europe, and political uncertainty around the world. Many financial professionals had predicted more market volatility and another lackluster year for stocks. Some even predicted a euro zone breakup triggered by impending debt defaults in Greece and Portugal. The global economy was showing early signs of a slowdown, and many investors were weighing the potential economic impact of the US elections and the “fiscal cliff”.

According to International Monetary Fund estimates, the global economy grew 3.3% in 2012—down from 3.8% in 2011 and 5.1% in 2010. There was concern that the worsening euro debt crisis would spread to other economies and markets. Europe accounts for a large portion of global demand, especially for China. During the first half of 2012, China’s economy showed signs of weakening, with a heavy dependence on European consumers. In the latter part of 2012, concerns over slowing growth in emerging markets had begun to ease as economies appeared to bottom out

The euro zone continued its struggle to corral the sovereign debt problems of several nations including Spain, Italy, and Greece. The inability of these governments to pay interest on their debt has impacted the banks in stronger European countries, notably France and Germany. As a consequence, the European leaders agreed on a second bailout package for Greece.  Concern grew over Spain when a major bank requested a massive bailout and disclosed troubled assets. Following the Greek election in June, the European central bank pledged unilateral monetary support to protect the euro, triggering a rally in stocks and bonds.  Simply put, the European situation has improved since the spring of 2012, but it remains to be seen the outcome over the coming years.

Performance Analysis:

4/24/12 – 2/28/13
WOA All Asset (WOAIX)*	3.72%
Merrill Lynch US Treasury Bill 3 Month Index + 3% (Primary Benchmark )	2.64%
BLS CPI All Urban SA + 3% (Secondary Benchmark)	4.21%

The All Asset Strategy exceeded its primary benchmark by 1.08% for the period ending 2/28/13. WOAIX was slightly behind of the secondary benchmark of CPI+3% (annualized) for the period. The CPI reported a return of 1.67% since the inception of WOAIX on 4/24/12 and the Treasury Bill Index reported a return of 0.10%. The 3% added to the CPI and Treasury Bill Index is annualized, so for the 309 days since inception, we add 2.54% to the CPI and Treasury Bill Index performance. According to the U.S. Bureau of Labor Statistics, the seasonally adjusted Consumer Price Index increase in 2012 was the third smallest increase of the past 10 years. The index increased 0.7% in month of February 2013, this was mainly attributed to a 9.1% rise in the gasoline index (accounting for almost three-fourths of the seasonally adjusted all items increase).

WOAIX maintains an approximate 70% long position divided among each of the four asset class silos, as mentioned earlier. The other 30% is invested in a combination of high quality fixed income, inverse ETFs, and volatility index exposure. Each silo contains a variety of ETFs in order to provide broad index like exposure to the market. Through our strategic allocation, we maintain a target volatility in each silo as well as the total portfolio. Since our target risk level is lower than 3 out of the 4 asset classes, our silos produced returns that did not fair as well as their respective broad index. The broad commodity silo was the biggest detractor to the portfolio’s return producing a negative 1.8% return for the period.

Thank you for being a shareholder of the WOA All Asset Fund.

Sincerely,

Water Oak Advisors

*Past performance is no guarantee of future results. Investment return and principal value will vary. Investors’ shares when redeemed may be worth more or less than original cost. Returns do not reflect the deduction of taxes a shareholder would pay on redemption of fund shares. All performance figures for WOAIX and asset silos are net of expenses, while the CPI and other broad indices’ returns are reported as a gross return since no individual can invest in directly into an index. There is no front end or back end load for WOAIX. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated March 1, 2012 is 1.82%. All returns are reflected as they are reported through Morningstar Direct.  The Portfolio’s prospectus contains more complete information, including fees, expenses and risks involved in investing and should be read carefully before investing.

0798-NLD-04/03/2013

WOA All Asset I
PORTFOLIO REVIEW (Unaudited)
February 28, 2013

The Portfolio's performance figures* for the period ended February 28, 2013, as compared to its benchmark:
Inception** -
February 28, 2013
WOA All Asset I Fund - Class I	3.72%
Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index + 300 Basis Points	2.64%
Consumer Price Index + 300 Basis Points	4.21%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains.   Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.82% for Class I shares per the March 1, 2012, prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-745-7935.

** Inception date is April 24, 2012.

The Bank of America Merrill Lynch 3-month U.S. Treasury Bill Index  + 300 Basis Points is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months.

Consumer Price Index + 300 Basis Points benchmark is created by adding 3% to the annual percentage change in the Consumer Price Index (“CPI”). The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

Comparison of the Change in Value of a $10,000 Investment

The Fund's Top Asset Classes are as follows:

Holdings by Asset Class	% of Net Assets
Debt Funds	43.7%
Equity Funds	39.1%
Commodity Funds	15.1%
Mutual Fund	1.0%
Other, Cash & Cash Equivalents	1.1%
100.0%

WOA All Asset I
PORTFOLIO OF INVESTMENTS
February 28, 2013

Shares		Value
	EXCHANGE TRADED FUNDS AND NOTES- 97.9%
	COMMODITY FUNDS- 15.1%
240,723	iPath Dow Jones-UBS Commodity Index Total Return ETN*	$ 9,715,580
132,036	iShares Gold Trust*	2,029,393
61,126	iShares Silver Trust*	1,683,410
		13,428,383

	DEBT FUNDS- 43.7%
207,295	iShares Barclays 1-3 Year Treasury Bond Fund	17,508,136
48,637	iShares Barclays Short Treasury Bond Fund	5,360,770
117,668	iShares Emerging Markets Local Currency Bond Fund	6,294,061
85,649	iShares iBoxx $ High Yield Corporate Bond Fund	8,054,432
22,572	WisdomTree Emerging Markets Corporate Bond Fund	1,801,246
		39,018,645

	EQUITY FUNDS- 39.1%
36,913	iPath S&P 500 Dynamic VIX ETN*	1,505,312
127,216	iShares FTSE EPRA/NAREIT Developed Real Estate ex-US Index Fund	4,257,920
33,448	iShares MSCI EAFE Index Fund	1,946,005
54,549	iShares MSCI Emerging Markets Index Fund	2,357,062
41,342	iShares Russell 1000 Growth Index Fund	2,854,252
55,497	iShares Russell 1000 Value Index Fund	4,351,520
20,889	iShares Russell 2000 Growth Index Fund	2,144,882
37,557	iShares Russell 2000 Value Index Fund	3,037,235
179,189	Vanguard REIT ETF	12,380,168
		34,834,356

	TOTAL EXCHANGE TRADED FUNDS AND NOTES	87,281,384
	(Cost $84,571,204)

	MUTUAL FUND - 1.0%
	DEBT FUND - 1.0%
86,240	DFA One-Year Fixed Income Portfolio	890,862
	(Cost $890,000)

	SHORT-TERM INVESTMENT - 1.2%
	MONEY MARKET FUND - 1.2%
1,082,421	Fidelity Institutional Money Market Funds-
	Government Portfolio, to yield 0.01% + (Cost $1,082,421)	1,082,421

	TOTAL INVESTMENTS - 100.1% (Cost $86,543,625) (a)	$ 89,254,667
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(84,432)
	NET ASSETS - 100.0%	$ 89,170,235

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $86,570,520 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 3,524,024
	Unrealized depreciation:	(839,877)
	Net unrealized appreciation:	$ 2,684,147
*Non-Income producing security.
+ Money market fund; interest rate reflects seven-day effective yield on February 28, 2013.

See accompanying notes to financial statements.

WOA All Asset 1
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2013

ASSETS
Investment in securities at value (identified cost $86,543,625)	$ 89,254,667
Dividends and Interest Receivable	11
Prepaid expenses and other assets	9,261
TOTAL ASSETS	89,263,939

LIABILITIES
Investment advisory fees payable	69,048
Distribution (12b-1) fees payable	2,071
Fees payable to other affiliates	5,433
Accrued expenses and other liabilities	17,152
TOTAL LIABILITIES	93,704
NET ASSETS	$ 89,170,235

Net Assets Consist Of:
Paid in capital	$ 86,770,601
Accumulated net investment loss	(123,459)
Accumulated net realized loss from security transactions	(187,949)
Net unrealized appreciation of investments	2,711,042
NET ASSETS	$ 89,170,235

Net Asset Value Per Share:
Class I Shares:
Net Assets	$ 89,170,235
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	8,655,685
Net asset value (Net Assets ÷ Shares Outstanding)	$ 10.30

See accompanying notes to financial statements.

WOA All Asset 1
STATEMENT OF OPERATIONS
For the Period Ended February 28, 2013 *

INVESTMENT INCOME
Dividends	$ 1,487,834
Interest	256
TOTAL INVESTMENT INCOME	1,488,090

EXPENSES
Investment advisory fees	701,956
Distribution (12b-1) fees:
Class I	26,868
Legal fees	78,951
Administrative services fees	57,952
Accounting services fees	27,747
Transfer agent fees	19,789
Compliance officer fees	18,684
Non 12b-1 shareholder servicing	17,600
Audit fees	15,746
Printing and postage expenses	10,409
Registration fees	9,954
Custodian fees	7,768
Insurance expense	7,105
Trustees fees and expenses	5,629
Other expenses	5,125
TOTAL EXPENSES	1,011,283

NET INVESTMENT INCOME	476,807

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions	(188,597)
Net change in unrealized appreciation of security transactions	2,711,042

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,522,445

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 2,999,252

* The WOA All Asset I commenced operations on April 24, 2012.
See accompanying notes to financial statements.

WOA All Asset 1
STATEMENT OF CHANGES IN NET ASSETS

For The
Period Ended
February 28, 2013 (a)
FROM OPERATIONS
Net investment income	$ 476,807
Net realized loss from security transactions	(188,597)
Net change in unrealized appreciation of investments	2,711,042
Net increase in net assets resulting from operations	2,999,252

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class I	(618,166)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	95,237,488
Net asset value of shares issued in reinvestment of distributions:
Class I	145,534
Payments for shares redeemed:
Class I	(8,593,873)
Net increase in net assets resulting from shares of beneficial interest	86,789,149

TOTAL INCREASE IN NET ASSETS	89,170,235

NET ASSETS
Beginning of Period	-
End of Period*	$ 89,170,235
*Includes accumulated net investment loss of:	$ (123,459)

SHARE ACTIVITY
Class I:
Shares sold	9,491,617
Shares reinvested	14,296
Shares redeemed	(850,228)
Net increase in shares of beneficial interest outstanding	8,655,685

(a) The WOA All Asset 1 fund commenced operations on April 24, 2012.

See accompanying notes to financial statements.

WOA All Asset 1
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

Class I
For The Period Ended February 28, 2013 (1)
Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment income (2)(7)	0.06
Net realized and unrealized
gain on investments	0.31
Total from investment operations	0.37

Less distributions from:
Net investment income	(0.07)
Total distributions	(0.07)

Net asset value, end of period	$ 10.30

Total return (3)(5)	3.72%

Net assets, at end of period (000s)	$ 89,170

Ratio of expenses to average
net assets (4)(6)	1.44%
Ratio of net investment income
to average net assets (4)(6)(7)	0.68%

Portfolio Turnover Rate (5)	17%

(1)	The WOA All Asset 1 shares commenced operations on April 24, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized for periods less than one full year.
(5) Not annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

WOA All Asset I

NOTES TO FINANCIAL STATEMENTS

February 28, 2013

1.

ORGANIZATION

The WOA All Asset I Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies. The Fund seeks maximum total returns, which consists of capital appreciation and current income. The Fund commenced operations on April 24, 2012.

The Fund currently offers one class of shares, the Class I shares.  Class I shares are offered at net asset value without an initial sales charge.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

WOA All Asset I

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2013

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) Adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process – This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset values.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure fair value of all of their investments on a recurring basis.   GAAP establishes the hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

WOA All Asset I

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2013

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of

February 28, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds and Notes	$87,281,384	$ -	$ -	$87,281,384
Mutual Fund	890,862	-	-	890,862
Money Market Fund	1,082,421	-	-	1,082,421
Total	$89,254,667	$ -	$ -	$89,254,667

There were no transfers in to or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers in to or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income

WOA All Asset I

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2013

is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders.  Therefore, no provision for Federal income tax is required.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2013 tax returns. The Fund has identified its major tax jurisdictions as U.S. Federal and Nebraska, however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However,

WOA All Asset I

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2013

 based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended February 28, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $99,480,404 and $13,830,603, respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund.  Water Oak Advisors, LLC (the “Fund Manager”) serves as the Funds’ Investment Adviser (the “Adviser”). The Fund had employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until June 30, 2013, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.50%.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and any Funds operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause that Fund's operating expenses to exceed the respective expense limitation. If any Fund's operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

As of February 28, 2013, there were no previously waived fees or reimbursed expenses available for recapture.

WOA All Asset I

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2013

Distributor- The Board has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of up to 0.10% of the average daily net assets of the Fund’s Class I shares.  Currently, the Fund’s Class I shares annual rate is calculated at 0.03% of the average daily net assets. The Fund will pay Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser.  The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate GFS.

Trustees- Effective October 2012 each Trustee who is not an interested person of the Trust or Adviser will receive a quarterly fee of $4,000, allocated to all Funds in the trust, as well as reimbursement for any reasonable expenses incurred attending the meetings to be paid at the beginning of each calendar quarter. The Audit Committee Chairman receives a $4,000 additional annual fee.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Prior to October 2012, each Trustee who is not affiliated with the Trust or Adviser received a quarterly fee of $2,000, as well as reimbursement for any reasonable expenses incurred attending the meetings, which was paid at the beginning of each calendar quarter. The Trust does not have a bonus, profit sharing, pension or retirement plan

Pursuant to separate servicing agreements with GFS, The Funds pay GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Funds.

WOA All Asset I

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2013

5.

   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

           The tax character of distributions paid during the period ended February 28, 2013 was as follows:

Fiscal Year Ended
February 28, 2013
Ordinary Income	$ (618,166)
Long-Term Capital Gain	-
$ (618,166)

           As of February 28, 2013, the components of accumulated earnings/(deficit) on a tax basis were as  follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$ -	$ -	$ (141,105)	$ -	$ (143,408)	$ 2,684,147	$ 2,399,634

           The difference between book basis and tax basis unrealized appreciation, undistributed net investment income and accumulated net realized loss from security transactions is primarily attributable to the tax deferral of losses on wash sales and tax adjustments for grantor trusts.

           Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses of $132,305.

           Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such capital  losses of $11,103.

           At February 28, 2013, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Year Generated	Short-Term	Long-Term	Total	Expiration

2/28/2013	$ (141,105)	$ -	$ (141,105)	no expiration

          Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of fund distributions and tax adjustments for grantor trusts, resulted in reclassification for the period ended

          February 28, 2013 as follows:

Undistributed	Undistributed	Paid
Ordinary	Long-Term	In
Income (Loss)	Gains (Loss)	Capital
$ 17,900	$ 648	$ (18,548)

WOA All Asset I

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2013

6.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

7.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees

Northern Lights Fund Trust II and

Shareholders of

WOA All Asset I Fund

We have audited the accompanying statement of assets and liabilities of WOA All Asset I Fund, a series of Northern Lights Fund Trust II (the “Trust”), including the portfolio of investments, as of February 28, 2013, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period April 24, 2012 (commencement of operations) through February 28, 2013. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2013, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of WOA All Asset I Fund as of February 28, 2013, and the results of its operations, the changes in its net assets and the financial highlights for the period April 24, 2012 through February 28, 2013, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

April 24, 2013

WOA All Asset I

SUPPLEMENTAL INFORMATION (Unaudited)

February 28, 2013

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day‐to‐day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee

Thomas T. Sarkany 1946	Trustee since October 2011	President, TTS Consultants, LLC since 2010 (financial services); Director of Marketing and of Asset Management; Director of Index Licensing, Value Line (from 1994 to 2010)	24	Director, Value Line Funds; Director, Value Line, Inc.; Director, Aquila Distributors, Trustee, Northern Lights ETF Trust
Anthony H. Lewis 1946	Trustee Since May 2011	Chairman and CEO of The Lewis Group USA (executive consulting firm).	24	Director, Chairman of the Compensation Committee, and Member of the Audit Committee of Torotel Inc. (Magnetics, Aerospace and Defense)
Keith Rhoades 1948	Trustee Since May 2011	Director and then Senior Director, General Ledger/Financial Research, Union Pacific Railroad (from 1988 to 2008). Retired since 2008.	24	NONE
Randy Skalla 1962	Trustee since May 2011	President, L5 Enterprises, Inc. since 2001 (financial services company).	24	Orizon Investment Counsel (financial services company) Board Member

WOA All Asset I

SUPPLEMENTAL INFORMATION (Unaudited)

February 28, 2013

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Brian Nielsen** 1972	Trustee Since May 2011

Director, Secretary and General Counsel of Constellation Trust Company since 2004; Secretary and General Counsel of Gemcom, LLC (financial printer) since 2004; Secretary, Manager and General Counsel of Northern Lights Compliance Services, LLC since 2004; Secretary and Chief Legal Officer of AdvisorOne Funds since 2003;  Secretary and General Counsel of Gemini Fund Services, LLC since 2012; General Counsel, Manager, CEO and Secretary of Northern Lights Distributors, LLC (mutual fund distributor) since 2003; General Counsel and Secretary of NorthStar Financial Services Group, LLC since 2003; General Counsel and Secretary of CLS Investments, LLC (investment advisor) since 2001; General Counsel and Secretary of Orion Advisor Services, LLC (back-office servicing company) since 2001;  Assistant Secretary to Northern Lights Fund Trust since 2011; and Assistant Secretary of Gemini Fund Services, LLC (2003-2012); Manager, Arbor Point Advisors, LLC (since 2012).

			24	NONE
Kevin Wolf 80 Arkay Drive Hauppauge, NY 11788 1969	President Since January 2013	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Gemcom, LLC (since 2004)	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 1976	Secretary Since May 2011

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A
Erik Naviloff 80 Arkay Drive. Hauppauge, NY 11788 1969	Treasurer Since January 2013	Vice President of Gemini Fund Services, LLC (since 2011); Assistant Vice President, Gemini Fund Services, (2007 - 2012); Senior Accounting Manager, Fixed Income, Dreyfus Corporation (2002 to 2007).	N/A	N/A

WOA All Asset I

SUPPLEMENTAL INFORMATION (Unaudited)

February 28, 2013

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Emile Molineaux 80 Arkay Drive Hauppauge, NY 11788 1962	Chief Compliance Officer Since May 2011

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC (2003 -  2011); CCO of Various clients of Northern Lights Compliance Services, LLC, (Secretary 2003-2011 and Senior Compliance Officer since 2011);

			N/A	N/A

*  The term of office for each Trustee and Officer listed above will continue indefinitely.

** Brian Nielsen is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, and Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-754-7935.

2/28/13-NLII-V2

WOA All Asset I

EXPENSE EXAMPLES (Unaudited)

February 28, 2013

As a shareholder of WOA All Asset I, you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2012 through February 28, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/12	Ending Account Value 2/28/13	Expenses Paid During Period* 9/1/12 – 2/28/13	Expense Ratio During Period** 9/1/12 – 2/28/13
Actual - Class I	$1,000.00	$1,018.90	$7.19	1.44%
	Beginning Account Value 9/1/12	Ending Account Value 2/28/13	Expenses Paid During Period* 9/1/12 – 2/28/13	Expense Ratio During Period** 9/1/12 – 2/28/13
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,017.67	$7.19	1.44%

*Expenses are equal to the average  account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

** Annualized.

WOA All Asset I

SUPPLEMENTAL INFORMATION

February 28, 2013 (Unaudited)

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Regular meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on August 11, 2011, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of WOA All Asset I (the “Fund”) and Water Oak Advisors, LLC (“Water Oak”).

In advance of the August 11, 2011, meeting, the Board requested and received materials to assist them in considering the Investment Advisory Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Investment Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Investment Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Fund.  The materials also included due diligence materials relating to Water Oak (including due diligence questionnaires completed by Water Oak, Water Oak Forms ADV, bibliographic information regarding Water Oak’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information.  Based on their evaluation of the information provided by Water Oak, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Investment Advisory Agreement with respect to the Fund.  The Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

In considering the approval of the Investment Advisory Agreement with respect to the Fund and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.  In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services.  The Board reviewed materials provided by Water Oak related to the proposed Investment Advisory Agreement with the Trust, including Water Oak’s ADV, a description of the manner in which investment decisions will be made and executed, a review of the professional personnel performing services for the Fund, including the team of individuals that would be primarily responsible for monitoring and executing the investment process.  The Board also reviewed the presentation provided by Water Oak that contained additional information about Water Oak, the Fund’s proposed investment objective and strategies, and the Fund’s growth potential.  The Board discussed the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board then reviewed the capitalization of Water Oak based on information provided by and representations made by Water Oak and concluded that Water Oak was sufficiently well-capitalized, or had the ability to make additional contributions in order to meet its obligations to the Fund.

The Board concluded that Water Oak had the ability to provide a level of service consistent with the Board’s expectations.

Performance.   As the Fund is newly formed, the Board did not consider past performance of the Fund in evaluating Water Oak, however, the Trustees did review the performance of Water Oak’s composite

WOA All Asset I

SUPPLEMENTAL INFORMATION (Continued)

February 28, 2013 (Unaudited)

 track record for its strategies applicable to the Fund as compared with a broad based index, noting that performance was acceptable.  The Board concluded that Water Oak was expected to obtain an acceptable level of investment return to shareholders.

Fees and Expenses.  As to the costs of the services to be provided and profits to be realized by Water Oak, the Board reviewed and discussed a comparison of the Fund’s proposed management fees and total operating expense to a peer group of similarly managed funds constructed by Water Oak with similar investment objectives and strategies.  The Board reviewed the contractual arrangements for the Fund and noted that Water Oak proposed to charge an annual advisory fee of 1.15% based on the average net assets of the Fund and that Water Oak had agreed to waive or limit its management fee and/or reimburse expenses at least until November 30, 2013, to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.50% of the Fund’s average net assets, for Class I shares, and found such arrangements to be beneficial to shareholders.  The Board concluded that, based on the experience and expertise of the personnel of Water Oak, and the services to be provided to the Fund by Water Oak, the fees to be charged by Water Oak were reasonable.  The Board concluded that the advisory fees and expense cap for the Fund were reasonable.

Profitability.   The Board also considered the level of profits that could be expected to accrue to Water Oak with respect to the Fund based on break even and profitability reports and analyses reviewed by the Board and the selected financial information of Water Oak provided by Water Oak.  With respect to Water Oak, the Trustees concluded that based on the services provided and the projected growth of the Fund, the fees were reasonable and that anticipated profits from Water Oak’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Trustees discussed the current size of the Fund, Water Oak’s expectations for growth of the Fund.  The Board noted that the start-up phase of a fund may be too soon to properly evaluate all of the economies and concluded that any material economies of scale would not be achieved in the near term.

Conclusion.  Having requested and received such information from Water Oak as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

At a subsequent regular meeting of the Board of the Trust held on October 28, 2011, the Board re-considered the total annual operating expense limit for the Fund approved at the previous meeting at the request of Water Oak. In advance of the October 28, 2011, meeting, the Board requested and received materials to assist them in considering the change to the Operating Expense Limitation Agreement.  The materials provided included a memorandum from Water Oak discussing their request to increase the expense cap and comparative information relating to the advisory fee and other expenses of the Fund.  Based on their evaluation of the information provided by Water Oak, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote approved the change to the Operating Expense Limitation Agreement with respect to the Fund to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.65% of the Fund’s average net assets, for Class I shares, and found such arrangements to be beneficial to shareholders.

WOA All Asset I

SUPPLEMENTAL INFORMATION (Continued)

February 28, 2013 (Unaudited)

At a special meeting of the Board the Trust held on November 29, 2011, the Board, including the Independent Trustees considered, at the request of Water Oak, lowering the advisory fee and total annual operating expense limit for the Fund that had been previously approved by the Board at their August 2011 meeting and October 2011 meeting, respectively.    The Board was informed that the change in fee was being requested due to a change in Water Oak’s investment strategy removing the option to use covered calls, and that, as a result, Water Oak no longer planned to use a sub-adviser to manage the Fund.  Based on their evaluation of the information provided by Water Oak, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote approved the reduction in the advisory fee to an annual rate of 1.00% of the average net assets of the Fund and to change to the Operating Expense Limitation Agreement with respect to the Fund to lower the cap on net annual operating expenses so that net annual operating expenses, exclusive of certain fees, do not exceed 1.50% of the Fund’s average net assets, for Class I shares, and found such arrangements to be beneficial to shareholders.

Privacy Policy

                                               Rev. October 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-402-493-4603

Page 2

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

•

CLS Investments, LLC

•

NorthStar Financial Services Group, LLC

•

Gemcom, LLC

•

Gemini Fund Services, LLC

•

Northern Lights Compliance Services, LLC

•

Northern Lights Distributors, LLC

•

Orion Advisor Services, LLC

•

Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-754-7935 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-754-7935.

INVESTMENT ADVISOR

Water Oak Advisors, LLC

450 S. Orange Avenue, 4th Floor

Orlando, Florida 32801

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Rhoades is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2012 - $ 12,500

(b)

Audit-Related Fees

2012 - None

(c)

Tax Fees

2012 – $ 2,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2012 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2012

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2012 - $ 2,500

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

5/9/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

        Kevin E. Wolf, President

Date

5/9/13

By (Signature and Title)

/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

5/9/13